Schedule of Breakdown of Gross Profit and Gross Profit Margin (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Disaggregation of Revenue [Line Items]
Revenues	$ 12,136,259	£ 9,601,471	£ 6,005,563
Cost of revenue	9,428,133	7,458,966	4,920,593
Gross profit	$ 2,708,126	£ 2,142,505	£ 1,084,970
Gross profit margin percentage	22.00%	22.00%	18.00%
Retrofit Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 10,694,680	£ 8,460,981	£ 5,494,112
Cost of revenue	8,874,909	7,021,289	4,501,255
Gross profit	$ 1	£ 1,439,692	£ 992,857
Gross profit margin percentage	1.00%	1.00%	18.00%
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,441,579	£ 1,140,490	£ 511,451
Cost of revenue	553,224	437,677	419,338
Gross profit	$ 888,355	£ 702,813	£ 92,113
Gross profit margin percentage	62.00%	62.00%	18.00%